Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	BLACKROCK EQUITY DIVIDEND FUND
Central Index Key	dei_EntityCentralIndexKey	0000814507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2016
Prospectus Date	rr_ProspectusDate	Mar. 25, 2016